Note 10 - Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings (Accumulated Deficit)	$ 39,324,292	$ 38,456,991
Allocation of Income to Bad Debt Deductions for Tax Purposes Only [Member]
Retained Earnings (Accumulated Deficit)	5,075,000	5,075,000
Unrecognized Tax Benefits	$ 1,878,000	$ 1,878,000